S-K 1606, De-SPAC Board Determination	Oct. 23, 2025
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]	The IWAC Board, in evaluating the Business Combination, consulted with IWAC’s management and its financial and legal advisors. In reaching its unanimous resolution (i) that the Business Combination Agreement and the transactions contemplated thereby, including the Business Combination and the issuance of securities in connection therewith, are advisable and in the best interests of IWAC and (ii) to recommend that the IWAC shareholders adopt the Business Combination Agreement and approve the Business Combination and the other transactions contemplated by the Business Combination Agreement, the IWAC Board considered the recommendation of the Special Committee and a range of factors, including, but not limited to, the factors discussed below. In light of the number and wide variety of factors considered in connection with its evaluation of the Business Combination, the IWAC Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. The IWAC Board viewed its decision as being based on all of the information available and the factors presented to and considered by it. In addition, individual directors may have given different weight to different factors. This explanation of IWAC’s reasons for the Business Combination and all other information presented in this section is forward- looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]

On February 8, 2024, IWAC and Btab entered into the non-binding LOI (the “Btab LOI”). At that time, the potential conflict of interest involving Mr. Binson Lau both a board member of IWAC and the CEO of Btab had not yet been disclosed to the IWAC Board, and formal advice regarding Cayman Islands conflict procedures had not yet been obtained, as IWAC was yet to engage counsel. Moreover, the LOI was non-binding, and therefore Company management had the authority to execute the LOI without Board approval. Once the parties proceeded to negotiate a definitive agreement, appropriate counsel was engaged.

Pursuant to the Btab LOI, IWAC valued Btab at a pre-transaction enterprise value of $250 million. IWAC’s proposed valuation was determined by the management including its Chief Executive Officer and Chief Financial Officer, in consultation with its financial advisors, and submitted for consideration by IWAC Board based upon various comparable companies and market factors. The initial valuation was based on several qualitative and quantitative factors, and key assumptions including:

De-SPAC, Board Determination, Financial Projections Relied Upon [Text Block]	The Board reviewed multi-year financial forecasts prepared by Btab’s management, which projected significant revenue and margin expansion through 2028. These forecasts incorporated assumptions regarding reseller onboarding, monetization of platform tools, and geographic expansion
De-SPAC, Board Determination, Terms of Financing Materially Related Considered [Text Block]
●	the fact that the Current Sponsor, its affiliates and the Prior Sponsor have committed to loans to IWAC in the aggregate amount of approximately $4.96 million, which amount IWAC will be unable to repay to the Sponsor to the extent that the amount of such loans exceeds the amount of available proceeds not deposited in the Trust Account if a business combination is not completed.

De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]	The IWAC Board received a fairness opinion from Mentor Group as to the fairness, from a financial point of view, to IWAC’s public shareholders. For additional information, please see the section entitled “Proposal Three — The Business Combination Proposal — Opinion of Mentor Group, as Financial Advisor to the IWAC Board
De-SPAC, Board Determination, Dilution Considered [Text Block]	IWAC Shareholders Receiving a Minority Position in Btab. The risk that IWAC shareholders will hold a minority position in Btab
De-SPAC, Board Determination, Other Factors Considered [Text Block]

The Special Committee and the IWAC Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Business Combination including, but not limited to, the following:

●	Macroeconomic Risks. Macroeconomic uncertainty, including fluctuations in interest rates, inflation, exchange rates, and GDP growth. These factors can impact consumer spending, supply chain stability, and overall market demand for Btab’s products and services. For Btab, post-Closing, such risks could lead to challenges in revenue generation, increased operational costs, and disruptions to supply chains. Prolonged economic uncertainty could also affect Btab’s ability to execute its business plan, secure financing, or achieve projected growth, underscoring the importance of robust risk mitigation strategies;
●	Redemption Risk. The potential that a significant number of IWAC shareholders elect to redeem their shares in connection with the consummation of the Business Combination and pursuant to IWAC’s Current Articles, which would potentially make the Business Combination more difficult to complete, including because redemptions may make it more challenging for Pubco to satisfy applicable exchange listing requirements at or immediately following the Closing;
●	Shareholder Vote. The risk that IWAC’s shareholders may fail to provide the votes necessary to effect the Business Combination;
●	Closing Conditions. The fact that the completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within IWAC’s control;
●	Litigation. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination; as of the date of this joint proxy statement/information statement/prospectus, no such litigation has been initiated;
●	Listing Risks. The challenges associated with preparing Btab, a private entity, for the applicable disclosure and listing requirements to which Btab will be subject as a publicly traded company on the NYSE (or, to the extent applicable, another exchange);
●	Benefits May Not Be Achieved. The risks that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe;
●	Liquidation of IWAC. The risks and costs to IWAC if the Business Combination is not completed, including the risk of diverting management focus and resources from other business combination opportunities, which could result in IWAC being unable to effect a business combination within the applicable time frame or to obtain shareholder approval for a further extension thereof;
●	Growth Initiatives May Not be Achieved. The risk that Btab growth initiatives may not be fully achieved or may not be achieved within the expected timeframe;
●	Board and Independent Committees. The risk that the board of directors and independent committees of Pubco do not possess adequate skills set within the context of Btab operating as a public company;
●	IWAC Shareholders Receiving a Minority Position in Btab. The risk that IWAC shareholders will hold a minority position in Btab;
●	Fees and Expenses and Time Risk. The fees and expenses associated with completing the Business Combination and the substantial time and effort of management required to complete the Business Combination;
●	Projections or Forecasts. The risk that any projections/forecasts provided by Btab may not be realized as expected or on the timelines presented;
●	Other Risk Factors. Various other risk factors associated with the business of Btab, as described in the section entitled “Risk Factors” appearing elsewhere in this joint proxy statement/information statement/prospectus.

De-SPAC, Approval By Majority of Unaffiliated Security Holders of the SPAC is Required [Flag]	false
De-SPAC, Board Determination, Unaffiliated Representative [Line Items]
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Negotiate Terms of the de-SPAC Transaction [Flag]	false
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Prepare a Report Concerning the de-SPAC Transaction [Flag]	false
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true